CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 237,060,422	$ 228,861,009
Certificates of deposit	24,200,075	16,372,128
Restricted cash	114,803,746	145,413,726
Accounts receivable, net	2,693,510	2,276,153
Notes receivable	446,008	433,379
Inventories	17,496,675	22,762,545
Prepaid purchases	52,772,830	76,268,597
Prepaid expenses	1,465,287	382,569
Other receivables, net	3,123,914	2,270,073
Total current assets	454,062,467	495,040,179
Non-current assets
Property, plant and equipment, net	132,976,737	134,110,657
Land use right, net	30,997,489	13,625,738
Deposit on acquisition of future land use right		24,076,660
Deposit on acquisition of property, plant and equipment	2,184,217	266,312
Other receivable	6,339,434	3,039,835
Certificates of deposit		3,210,221
Total non-current assets	172,495,877	178,329,423
Total assets	626,558,344	673,369,602
Current Liabilities
Accounts payable	8,471,560	2,279,246
Notes payable	225,812,313	259,546,395
Term loans	50,299,816	57,462,962
Financing obligation, sale-leaseback, current portion	6,813,055
Land use right payable	1,460,671	1,419,314
Income tax payable	336,829	5,140,306
Customers deposits	14,411,044	11,635,999
Accrued liabilities and other payables	6,799,128	5,818,060
Total current liabilities	314,404,416	343,302,282
Non-current liabilities
Financing obligation, sale-leaseback, net of current portion	13,025,260
Total non-current liabilities	13,025,260
Total liabilities	327,429,676	343,302,282
Commitments and contingencies (note 20)
Stockholders' equity
Common stock, 100,000,000 shares authorized with no par value; 59,823,730 shares issued, 59,522,910 and 59,561,899 shares outstanding as of December 31, 2013 and December 31, 2012, respectively	140,418,118	140,418,118
Additional paid-in capital		4,978,698
Treasury stock, at cost, 300,820 and 261,831 shares, as of December 31, 2013 and December 31, 2012, respectively	(498,799)	(414,063)
Retained earnings	127,963,861	163,276,046
Accumulated comprehensive income	31,245,488	21,808,521
Total stockholders' equity	299,128,668	330,067,320
Total liabilities and stockholders' equity	$ 626,558,344	$ 673,369,602